Loans Receivable (excluding Covered Loans) Loans Impaired, Loan Commitments and Loans Serviced (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment in impaired loans	$ 476,822	$ 489,826
Impaired loans with allocated reserves	123,862	202,120
Amount of related allowance included in specific reserves	41,912	65,002
Average balance of impaired loans	486,665	528,371
Interest income from impaired loans	28,081	31,279
Outstanding fixed rate origination commitments	67,542	79,871
Loans serviced for others	$ 102,775	$ 130,874